Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense relating to other intangible assets	$ 1,190	$ 1,659	$ 2,431	$ 3,370	$ 6,532	$ 8,428	$ 10,326